Biological Assets (Tables)	12 Months Ended
Oct. 31, 2020
Schedule of reconciliation of changes in the carrying amount of biological assets

Balance - October 31, 2018	$149,617
Add: purchased cannabis plants	308,324
Change in fair value less costs to sell due to biological transformation	486,354
Allocation of operational overhead	438,859
Transferred to inventory upon harvest	(1,226,565)
Balance - October 31, 2019	$156,589
Add: purchased cannabis plants	724,878
Change in fair value less costs to sell due to biological transformation	1,515,492
Allocation of operational overhead	1,130,712
Transferred to inventory upon harvest	(3,276,981)
Balance - October 31, 2020	$250,690

Fair value of biological assets
			Impact of 20% change
	October 31, 2020	October 31, 2019	October 31, 2020	October 31, 2019
Estimated selling price per (pound)	$1,123	$840	$57,879	$37,747
Estimated stage of growth	71%	60%	$46,209	$30,970
Estimated flower yield per harvest (pound)	216	263	$46,209	$30,970